TRANSACTION WITH RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 8 - TRANSACTION WITH RELATED PARTIES

A.	During the period from Inception (April 2014) and up to the balance sheet date the CEO and majority shareholder devoted approx. 20 hours per week to promote the business plan of the Company. The expense incurred by the CEO and majority shareholder on behalf and for the benefit of the Company for the three months ended March 31, 2016 and March 31, 2015 amounted to $9 thousand and $10 thousand, respectively and was recorded as contribution to equity and as expenses.

B.	The services described in Note 4 are provided by a related party. The related party is the son of the major shareholder and provides legal advice to the Company. As of March 31, 2016 and December 31, 2015 the liability amounted to $50 thousand.

C.	The Company leases its office space from its sole officer and director at no charge.

D.	As of March 31, 2016 and December 31, 2015, the Company has an outstanding note payable to the sole officer and director (see Note 3).

A. During 2015 the Company recorded an expense at the amount of $39 thousand ($28 thousand in 2014) for the estimated value of the time devoted by the CEO and majority shareholder to promote the business plan of the Company. That expense was recorded as contribution to equity.

B.	The services described in note 4 are provided by a related party. The related party is the son of the major shareholder and provides legal advice to the Company. As of December 31, 2015 and 2014 the liability amounted to $50 thousand.

C.	As of December 31, 2015 and 2014, the Company has an outstanding note payable to the sole officer and director (see Note 3).

D.	The Company leases its office space from its sole officer and director at no charge.